Deferred Income Tax - Deferred Tax Assets and Liabilities (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2026	Mar. 31, 2025
Deferred tax assets and liabilities [Line Items]
Deferred tax assets		¥ 94,526	¥ 63,176
Deferred tax liabilities		297,923	265,767
Gross carrying amount [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax assets		1,233,396	1,002,949
Deferred tax liabilities		1,436,793	1,205,540
Net deferred tax liabilities	[1]	(203,397)	(202,591)
Gross carrying amount [member] | Loans and advances [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax assets		618,620	541,431
Gross carrying amount [member] | Derivative financial instruments [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax assets		161,079	48,391
Gross carrying amount [member] | Lease liabilities [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax assets		96,254	103,033
Gross carrying amount [member] | Provision for interest repayment [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax assets		55,923	58,601
Gross carrying amount [member] | Retirement benefits [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax assets		8,547	8,743
Deferred tax liabilities		85,974	75,700
Gross carrying amount [member] | Tax losses carried forward [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax assets		4,612	4,368
Gross carrying amount [member] | Investment securities [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax assets		6,697	2,888
Deferred tax liabilities		1,006,725	845,837
Gross carrying amount [member] | Right-of-use assets [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax liabilities		95,719	102,853
Gross carrying amount [member] | Goodwill and intangible assets [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax liabilities		9,264	11,904
Gross carrying amount [member] | Lease transactions [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax liabilities		3,864	5,560
Gross carrying amount [member] | Property, plant and equipment [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax liabilities		2,377	2,998
Gross carrying amount [member] | Other temporary differences-net [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax assets		281,664	235,494
Deferred tax liabilities		¥ 232,870	¥ 160,688

[1]	Deferred tax assets and deferred tax liabilities are offset in the consolidated statements of financial position if the entity has a legally enforceable right to set off current tax assets against current tax liabilities, and the deferred tax assets and the deferred tax liabilities relate to income taxes levied by the same taxation authority on the same taxable entity.